UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06088

Salomon Brothers Institutional Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co. LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1013

Date of fiscal year end: February 28

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INSTITUTIONAL

SERIES FUNDS INC

High Yield Bond Fund

Emerging Markets Debt Fund

FORM N-Q

NOVEMBER 30, 2005

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 87.8%
Aerospace & Defense - 2.5%
$490,000	Alliant Techsystems Inc., Senior Subordinated Notes, 8.500% due 5/15/11	$516,950
325,000	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	337,187
550,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	525,250
	L-3 Communications Corp., Senior Subordinated Notes:
880,000	7.625% due 6/15/12	928,400
75,000	6.125% due 7/15/13	73,688
850,000	6.375% due 10/15/15 (a)	841,500
1,525,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	1,608,875

	Total Aerospace & Defense	4,831,850

Airlines - 0.2%
	Continental Airlines Inc.:
64,875	Pass-Through Certificates, Series 1998-IC, Series B, 6.541% due 9/15/09	61,430
275,000	Senior Notes, 8.000% due 12/15/05	275,344

	Total Airlines	336,774

Auto Components - 0.7%
650,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	611,000
525,000	Tenneco Automotive Inc., 8.625% due 11/15/14	492,844
268,000	TRW Automotive Inc., Senior Subordinated Notes, 9.375% due 2/15/13	290,110

	Total Auto Components	1,393,954

Automobiles - 3.3%
	Ford Motor Co.:
	Debentures:
200,000	6.625% due 10/1/28	134,000
200,000	8.900% due 1/15/32	150,500
5,375,000	Notes, 7.450% due 7/16/31	3,816,250
	General Motors Corp., Senior Debentures:
450,000	8.250% due 7/15/23	302,625
2,775,000	8.375% due 7/15/33	1,887,000

	Total Automobiles	6,290,375

Building Products - 0.9%
700,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	661,500
425,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	410,125
650,000	Ply Gem Industries Inc., Senior Subordinated Notes, 9.000% due 2/15/12	559,000

	Total Building Products	1,630,625

Capital Markets - 0.3%
578,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	643,748

Chemicals - 5.9%
	Airgas Inc.:
500,000	Medium-Term Notes, 7.750% due 9/15/06	511,250
400,000	Senior Subordinated Notes, 9.125% due 10/1/11	426,000
325,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (a)	322,563
300,000	Compass Minerals Group Inc., Senior Subordinated Notes, 10.000% due 8/15/11	325,500
525,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	581,438
325,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	340,438
	Huntsman International LLC, Senior Subordinated Notes:
396,000	10.125% due 7/1/09	409,860

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Chemicals - 5.9% (continued)
$500,000	7.375% due 1/1/15 (a)	$485,625
550,000	Innophos Inc., Senior Subordinated Notes, 8.875% due 8/15/14 (a)	555,500
500,000	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	535,000
300,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	339,000
400,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	444,000
675,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	732,375
825,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	860,062
700,000	NOVA Chemicals Corp., Senior Notes, 6.500% due 1/15/12	687,750
675,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	664,875
950,000	PQ Corp., 7.500% due 2/15/13 (a)	878,750
350,000	Resolution Performance Products Inc./RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	355,250
525,000	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	557,156
	Rhodia SA:
300,000	Senior Notes, 7.625% due 6/1/10	302,250
425,000	Senior Subordinated Notes, 8.875% due 6/1/11	433,500
601,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	641,567

	Total Chemicals	11,389,709

Commercial Services & Supplies - 2.5%
475,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	450,422
	Allied Waste North America Inc.:
	Senior Notes:
1,050,000	7.250% due 3/15/15	1,073,625
683,000	Series B, 9.250% due 9/1/12	746,177
225,000	Senior Secured Notes, Series B, 7.375% due 4/15/14	218,250
325,000	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	342,875
300,000	Buhrmann US Inc., Senior Subordinated Notes, 7.875% due 3/1/15 (a)	297,750
450,000	Cardtronics Inc., Senior Subordinated Notes, 9.250% due 8/15/13 (a)	445,500
	Cenveo Corp.:
275,000	Senior Notes, 9.625% due 3/15/12	297,688
500,000	Senior Subordinated Notes, 7.875% due 12/1/13	482,500
350,000	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	350,875
500,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(c)	1,950

	Total Commercial Services & Supplies	4,707,612

Communications Equipment - 1.0%
2,150,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,865,125

Computers & Peripherals - 0.4%
525,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	551,906
275,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	286,000

	Total Computers & Peripherals	837,906

Containers & Packaging - 3.4%
550,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	580,250
	Graphic Packaging International Corp.:
90,000	Senior Notes, 8.500% due 8/15/11	90,000
800,000	Senior Subordinated Notes, 9.500% due 8/15/13	760,000
250,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	243,750
420,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	417,900
	Owens-Brockway Glass Container Inc.:
725,000	6.750% due 12/1/14	696,000

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Containers & Packaging - 3.4% (continued)
$575,000	Secured Notes, 8.750% due 11/15/12	$623,875
875,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	958,125
145,000	Pliant Corp., Senior Secured Second Lien Notes, 11.125% due 9/1/09	126,150
400,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	330,000
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
645,000	9.750% due 2/1/11	656,287
400,000	8.375% due 7/1/12	392,000
125,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	114,688
550,000	Tekni-Plex Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)	497,750

	Total Containers & Packaging	6,486,775

Diversified Financial Services - 5.2%
713,000	Alamosa Delaware Inc., Senior Discount Notes, 12.000% due 7/31/09	786,082
650,000	Atlantic Broadband Finance LLC, 9.375% due 1/15/14 (a)	591,500
425,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	413,313
	Ford Motor Credit Co., Notes:
1,400,000	6.625% due 6/16/08	1,306,182
575,000	7.875% due 6/15/10	539,389
	General Motors Acceptance Corp.:
3,875,000	Bonds, 8.000% due 11/1/31	3,810,163
175,000	Notes, 6.750% due 12/1/14	159,029
390,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	415,838
475,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	467,875
675,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	600,750
525,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.742% due 10/1/15	378,000
425,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	450,500

	Total Diversified Financial Services	9,918,621

Diversified Telecommunication Services - 3.4%
575,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	710,125
	Insight Midwest LP/Insight Capital Inc., Senior Notes:
325,000	9.750% due 10/1/09	335,156
225,000	10.500% due 11/1/10	237,656
225,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (a)(d)	229,500
750,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.189% due 2/1/15 (a)	507,188
875,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	967,969
150,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	158,250
250,000	PanAmSat Corp., 9.000% due 8/15/14	263,750
	Qwest Communications International Inc., Senior Notes:
95,000	7.500% due 2/15/14	96,425
540,000	Series B, 7.500% due 2/15/14 (a)	548,100
	Qwest Corp.:
190,000	7.500% due 6/15/23	188,100
1,275,000	Debentures, 6.875% due 9/15/33	1,195,312
1,050,000	Notes, 8.875% due 3/15/12	1,183,875

	Total Diversified Telecommunication Services	6,621,406

Electric Utilities - 1.9%
375,000	Allegheny Energy Supply Co. LLC, 8.250% due 4/15/12 (a)	423,750
	Edison Mission Energy, Senior Notes:
275,000	10.000% due 8/15/08	301,812
500,000	7.730% due 6/15/09	518,750

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 1.9% (continued)
$425,000	9.875% due 4/15/11	$496,719
	Mirant Americas Generation LLC, Senior Notes:
225,000	7.625% due 5/1/06 (c)	273,375
225,000	9.125% due 5/1/31 (c)	294,188
	Reliant Energy Inc., Senior Secured Notes:
500,000	9.250% due 7/15/10	510,625
650,000	9.500% due 7/15/13	666,250
75,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	80,625

	Total Electric Utilities	3,566,094

Electronic Equipment & Instruments - 0.3%
200,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	190,000
	Muzak LLC/Muzak Finance Corp.:
175,000	Senior Notes, 10.000% due 2/15/09	152,687
475,000	Senior Subordinated Notes, 9.875% due 3/15/09	259,469

	Total Electronic Equipment & Instruments	602,156

Energy Equipment & Services - 0.6%
132,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (a)	135,630
200,000	Grant Prideco Inc., Senior Unsecured Notes, 6.125% due 8/15/15 (a)	199,000
	Hanover Compressor Co.:
250,000	Senior Notes, 9.000% due 6/1/14	272,500
475,000	Subordinated Notes, zero coupon bond to yield 10.348% due 3/31/07	425,125
175,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	177,625

	Total Energy Equipment & Services	1,209,880

Food & Staples Retailing - 0.9%
575,000	Jean Coutu Group (PJC) Inc., Senior Notes, 7.625% due 8/1/12	566,375
275,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	256,438
	Rite Aid Corp.:
425,000	7.500% due 1/15/15	395,250
	Notes:
150,000	7.125% due 1/15/07	150,375
300,000	6.125% due 12/15/08 (a)	282,000
75,000	Senior Secured Second Lien Notes, 8.125% due 5/1/10	75,375

	Total Food & Staples Retailing	1,725,813

Food Products - 1.2%
256,247	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	275,625
	Doane Pet Care Co.:
375,000	Senior Notes, 10.750% due 3/1/10	407,812
50,000	Senior Subordinated Notes, 10.625% due 11/15/15 (a)	51,063
	Dole Food Co. Inc.:
725,000	Debentures, 8.750% due 7/15/13	757,625
	Senior Notes:
100,000	7.250% due 6/15/10	98,500
32,000	8.875% due 3/15/11	33,040
750,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	727,500

	Total Food Products	2,351,165

Health Care Equipment & Supplies - 0.5%
625,000	Accellent Inc., Senior Subordinated Notes, 10.500% due 12/1/13 (a)	634,375

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Health Care Equipment & Supplies - 0.5% (continued)
$325,000	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	$342,875

	Total Health Care Equipment & Supplies	977,250

Health Care Providers & Services - 3.4%
650,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	682,500
465,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	460,931
	DaVita Inc.:
70,000	7.250% due 3/15/15	71,838
380,000	Senior Notes, 6.625% due 3/15/13	391,400
680,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	724,200
	HCA Inc.:
	Debentures:
40,000	6.250% due 2/15/13	39,790
100,000	7.190% due 11/15/ 15	104,762
325,000	Notes, 6.375% due 1/15/15	324,540
875,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	923,125
325,000	InSight Health Services Corp., Senior Subordinated Notes, 9.174% due 11/1/11 (a)(d)	318,500
350,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	399,000
	Tenet Healthcare Corp., Senior Notes:
200,000	6.500% due 6/1/12	181,500
700,000	7.375% due 2/1/13	640,500
150,000	9.875% due 7/1/14	151,125
320,000	6.875% due 11/15/31	257,600
925,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	929,625

	Total Health Care Providers & Services	6,600,936

Hotels, Restaurants & Leisure - 8.7%
500,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	502,500
	Boyd Gaming Corp., Senior Subordinated Notes:
550,000	7.750% due 12/15/12	578,875
600,000	6.750% due 4/15/14	598,500
	Caesars Entertainment Inc., Senior Subordinated Notes:
125,000	9.375% due 2/15/07	130,938
225,000	8.875% due 9/15/08	243,562
500,000	8.125% due 5/15/11	551,250
650,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	659,750
425,000	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10 (a)	453,687
925,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.035% due 3/15/14	686,812
850,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	877,625
300,000	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12	271,500
925,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	897,250
	Herbst Gaming Inc., Senior Subordinated Notes:
625,000	8.125% due 6/1/12	650,000
250,000	7.000% due 11/15/14	247,500
28,000	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	28,560
350,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	296,625
610,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	637,450
825,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	808,500
750,000	Kerzner International Ltd., 6.750% due 10/1/15	729,375
875,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	846,562

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 8.7% (continued)
$50,000	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (a)	$50,313
	MGM MIRAGE Inc.:
50,000	Senior Notes, 6.750% due 9/1/12	50,625
1,100,000	Senior Subordinated Notes, 8.375% due 2/1/11	1,174,250
350,000	Mirage Resorts Inc., Debentures, 7.250% due 8/1/17	358,750
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	7.125% due 8/15/14	76,875
350,000	6.875% due 2/15/15	353,500
800,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	778,000
650,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	666,250
450,000	Sbarro Inc., Senior Notes, 11.000% due 9/15/09	447,750
250,000	Scientific Games Corp., Senior Subordinated Notes, Series A, 6.250% due 12/15/12	247,500
775,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	789,531
	Six Flags Inc., Senior Notes:
225,000	9.750% due 4/15/13	223,313
225,000	9.625% due 6/1/14	222,188
625,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	637,500

	Total Hotels, Restaurants & Leisure	16,773,166

Household Durables - 1.1%
210,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	203,175
500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(c)(e)	0
650,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	425,750
600,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	600,000
300,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	309,000
600,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	615,000

	Total Household Durables	2,152,925

Independent Power Producers & Energy Traders - 3.2%
	AES Corp., Senior Notes:
125,000	9.500% due 6/1/09	135,313
1,200,000	9.375% due 9/15/10	1,311,000
350,000	8.875% due 2/15/11	378,875
	Calpine Corp.:
550,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)	417,313
285,000	Senior Secured Notes, 8.750% due 7/15/13 (a)	215,175
300,000	Calpine Generating Co. LLC, Senior Secured Notes, 13.216% due 4/1/11 (d)	288,750
	Dynegy Holdings Inc.:
	Second Priority Senior Secured Notes:
750,000	9.875% due 7/15/10 (a)	823,125
300,000	10.125% due 7/15/13 (a)	337,500
	Senior Debentures:
775,000	7.125% due 5/15/18	691,687
225,000	7.625% due 10/15/26	201,375
1,291,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	1,423,327

	Total Independent Power Producers & Energy Traders	6,223,440

Industrial Conglomerates - 0.8%
1,075,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	1,171,750
375,000	Park-Ohio Industries Inc., Senior Subordinated Notes, 8.375% due 11/15/14	335,625

	Total Industrial Conglomerates	1,507,375

Internet Software & Services - 0.3%
632,000	FTD Inc., Senior Unsecured Notes, 7.750% due 2/15/14	624,100

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
IT Services - 1.1%
	Iron Mountain Inc., Senior Subordinated Notes:
$225,000	8.625% due 4/1/13	$236,250
1,230,000	7.750% due 1/15/15	1,248,450
650,000	Unisys Corp., Senior Notes, 6.875% due 3/15/10	594,750

	Total IT Services	2,079,450

Machinery - 1.9%
575,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	612,375
600,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)	591,000
575,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	609,500
450,000	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	481,500
	Terex Corp., Senior Subordinated Notes:
175,000	7.375% due 1/15/14	175,437
200,000	9.250% due 7/15/11	215,000
350,000	Series B, 10.375% due 4/1/11	374,500
575,000	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	503,125

	Total Machinery	3,562,437

Media - 10.4%
900,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	891,000
900,000	Cablevision Systems Corp., Senior Notes, Series B, 8.716% due 4/1/09 (d)	922,500
723,106	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	744,799
650,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12	645,125
750,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes, 8.750% due 11/15/13 (a)	723,750
	Charter Communications Holdings LLC:
	Senior Accreting Notes:
1,700,000	step bond to yield 16.292% due 5/15/14 (a)	1,037,000
175,000	step bond to yield 17.465% due 1/15/15 (a)	91,000
1,214,000	Senior Secured Notes, 11.000% due 10/1/15 (a)	1,047,075
625,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (a)	625,000
250,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	252,500
	CSC Holdings Inc.:
275,000	Debentures, Series B, 8.125% due 8/15/09	279,812
65,000	Senior Debentures, 7.625% due 7/15/18	62,075
	Senior Notes:
115,000	7.250% due 7/15/08	115,575
825,000	6.750% due 4/15/12 (a)	787,875
100,000	Series B, 8.125% due 7/15/09	101,750
	Dex Media Inc., Discount Notes:
275,000	step bond to yield 7.856% due 11/15/13	219,313
1,050,000	step bond to yield 8.328% due 11/15/13	837,375
440,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	488,950
1,300,000	DIRECTV Holdings LLC Finance, Senior Notes, 6.375% due 6/15/15 (a)	1,282,125
422,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	459,980
	EchoStar DBS Corp., Senior Notes:
85,000	6.375% due 10/1/11	82,663
1,450,000	6.625% due 10/1/14	1,406,500
375,000	Emmis Communications Corp., Senior Notes, 9.745% due 6/15/12 (d)	377,344
200,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.495% due 10/15/13	154,250

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Media - 10.4% (continued)
$450,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	$453,375
575,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	629,625
625,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	675,000
200,000	Nexstar Finance Holdings LLC, Senior Discount Notes, step bond to yield 9.347% due 4/1/13	147,250
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	113,750
600,000	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	635,250
100,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	109,500
725,000	Salem Communications Holding Corp., Senior Subordinated Notes, 7.750% due 12/15/10	751,281
845,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	874,575
625,000	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	645,312
475,000	Videotron Ltd., Senior Notes, 6.375% due 12/15/15 (a)	473,219
325,000	Yell Finance BV, Senior Discount Notes, step bond to yield 11.143% due 8/1/11	334,750
600,000	Young Broadcasting Inc., Senior Subordinated Notes, 10.000% due 3/1/11	567,000

	Total Media	20,045,223

Metals & Mining - 0.8%
600,000	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	659,250
110,000	Freeport-McMoRan Copper & Gold Inc., 7.500% due 11/15/06	112,613
875,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	822,500
500,000	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(c)(e)	0

	Total Metals & Mining	1,594,363

Multiline Retail - 0.2%
325,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	330,281

Office Electronics - 0.5%
350,000	IKON Office Solutions Inc., Senior Notes, 7.750% due 9/15/15 (a)	336,000
575,000	Xerox Capital Trust I, 8.000% due 2/1/27	592,250

	Total Office Electronics	928,250

Oil, Gas & Consumable Fuels - 6.9%
825,000	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15 (a)	841,500
	Chesapeake Energy Corp., Senior Notes:
825,000	7.500% due 6/15/14	874,500
325,000	7.000% due 8/15/14	338,000
130,000	6.375% due 6/15/15	128,050
450,000	6.250% due 1/15/18	433,125
50,000	6.875% due 11/15/20 (a)	49,500
325,000	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	353,438
250,000	Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (b)(c)(e)	0
	El Paso Corp.:
	Medium-Term Notes:
575,000	7.800% due 8/1/31	567,812
575,000	7.750% due 1/15/32	569,250
1,150,000	Notes, 7.875% due 6/15/12	1,170,125
750,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	763,125
75,000	Forest Oil Corp., Senior Notes, 7.750% due 5/1/14	78,750
1,650,000	Kerr-McGee Corp., Senior Secured Notes, 7.000% due 11/1/11	1,658,250

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 6.9% (continued)
$250,000	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	$270,625
475,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	498,750
500,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	518,750
800,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	862,000
555,000	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	582,750
	Whiting Petroleum Corp.:
400,000	7.250% due 5/1/13	407,000
500,000	Senior Subordinated Notes, 7.000% due 2/1/14 (a)	506,250
	Williams Cos. Inc.:
	Notes:
100,000	7.125% due 9/1/11	103,750
575,000	7.875% due 9/1/21	609,500
200,000	8.750% due 3/15/32	228,000
900,000	Senior Notes, 7.625% due 7/15/19	945,000

	Total Oil, Gas & Consumable Fuels	13,357,800

Paper & Forest Products - 2.7%
	Abitibi-Consolidated Inc.:
550,000	Debentures, 8.850% due 8/1/30	486,750
525,000	Notes, 7.750% due 6/15/11	506,625
	Appleton Papers Inc.:
450,000	Senior Notes, 8.125% due 6/15/11	434,250
150,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	141,375
325,000	Blue Ridge Paper Products Inc., Secured Notes, 9.500% due 12/15/08	300,625
900,000	Boise Cascade, LLC, Senior Subordinated Notes, Series B, 7.125% due 10/15/14	814,500
45,000	Bowater Canada Finance Corp., Notes, 7.950% due 11/15/11	44,550
	Buckeye Technologies Inc.:
300,000	Senior Notes, 8.500% due 10/1/13	303,000
	Senior Subordinated Notes:
260,000	9.250% due 9/15/08	261,300
275,000	8.000% due 10/15/10	262,625
550,000	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	540,375
125,000	Domtar Inc., Notes, 7.125% due 8/15/15	111,250
650,000	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	568,750
425,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	374,000

	Total Paper & Forest Products	5,149,975

Personal Products - 0.7%
475,000	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	380,000
850,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	899,938

	Total Personal Products	1,279,938

Pharmaceuticals - 0.7%
300,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	280,500
750,000	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	736,875
425,000	Warner Chilcott Corp., 8.750% due 2/1/15 (a)	388,875

	Total Pharmaceuticals	1,406,250

Real Estate - 2.2%
292,000	CB Richard Ellis Services Inc., Senior Notes, 9.750% due 5/15/10	319,740
1,100,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	1,210,000
	Host Marriott LP, Senior Notes:
1,000,000	7.125% due 11/1/13	1,042,500
825,000	Series O, 6.375% due 3/15/15	822,937

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Real Estate - 2.2% (continued)
	MeriStar Hospitality Corp., Senior Notes:
$350,000	9.000% due 1/15/08	$364,875
350,000	9.125% due 1/15/11	390,250

	Total Real Estate	4,150,302

Road & Rail - 0.1%
236,000	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	249,865

Semiconductors & Semiconductor Equipment - 0.6%
	Amkor Technology Inc.:
	Senior Notes:
700,000	9.250% due 2/15/08	679,000
450,000	7.125% due 3/15/11	396,000
150,000	Senior Subordinated Notes, 10.500% due 5/1/09	136,125

	Total Semiconductors & Semiconductor Equipment	1,211,125

Specialty Retail - 2.3%
500,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	510,000
900,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	877,500
775,000	CSK Auto Inc., Senior Notes, 7.000% due 1/15/14	728,500
275,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	248,875
370,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (b)(c)(e)	0
625,000	General Nutrition Centers Inc., Senior Subordinated Notes, 8.500% due 12/1/10	540,625
489,000	Jafra Cosmetics International Inc., Senior Subordinated Notes, 10.750% due 5/15/11	536,677
650,000	Jo Ann Stores Inc., Senior Subordinated Notes, 7.500% due 3/1/12	533,000
350,000	PETCO Animal Supplies Inc., Senior Subordinated Notes, 10.750% due 11/1/11	380,625

	Total Specialty Retail	4,355,802

Textiles, Apparel & Luxury Goods - 1.1%
	Levi Strauss & Co., Senior Notes:
175,000	8.804% due 4/1/12 (d)	178,062
125,000	12.250% due 12/15/12	140,313
1,000,000	9.750% due 1/15/15	1,040,000
425,000	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15 (a)	403,750
350,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	318,500
125,000	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14 (a)	65,625

	Total Textiles, Apparel & Luxury Goods	2,146,250

Trading Companies & Distributors - 0.2%
500,000	UAP Holding Corp., Senior Discount Notes, step bond to yield 10.747% due 7/15/12	432,500

Wireless Telecommunication Services - 2.8%
850,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	890,375
315,000	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 13.409% due 8/1/08	244,912
65,000	American Towers Inc., 7.250% due 12/1/11	68,087
425,000	Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	442,000
	Nextel Communications Inc.:
65,000	Senior Notes, Series E, 6.875% due 10/31/13	67,667
2,385,000	Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	2,512,476
	SBA Communications Corp.:
359,000	Senior Discount Notes, step bond to yield 9,053% due 12/15/11	330,280

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Wireless Telecommunication Services - 2.8% (continued)
$114,000	Senior Notes, 8.500% due 12/1/12	$127,110
675,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	750,094

	Total Wireless Telecommunication Services	5,433,001

	TOTAL CORPORATE BONDS & NOTES (Cost - $172,171,011)	168,981,592

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
370,387	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (b)(c)(e) (Cost - $376,258)	0

SHARES
COMMON STOCKS - 2.3%
CONSUMER DISCRETIONARY - 1.0%
Household Durables - 0.0%
2,998	Mattress Discounters Corp. (b)(e) *	0

Media - 1.0%
19,501	Liberty Global Inc., Series A Shares *	435,067
19,501	Liberty Global Inc., Series C Shares *	405,036
18,350	NTL Inc. *	1,068,521

	Total Media	1,908,624

	TOTAL CONSUMER DISCRETIONARY	1,908,624

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
8,621	Continental AFA Dispensing Co. (b)(e) *	47,416

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,055	Axiohm Transaction Solutions Inc. (b)(e) *	0

MATERIALS - 0.1%
Chemicals - 0.1%
9,957	Applied Extrusion Technologies Inc., Class A Shares *	79,656

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
32,887	Telewest Global Inc. *	733,051

Wireless Telecommunication Services - 0.8%
59,563	American Tower Corp., Class A Shares *	1,625,474

	TOTAL TELECOMMUNICATION SERVICES	2,358,525

	TOTAL COMMON STOCKS (Cost - $3,851,144)	4,394,221

FACE AMOUNT
ESCROWED SHARES(e) - 0.0%
$375,000	Breed Technologies Inc. (b) *	0
250,000	Imperial Holly Co. *	0
375,000	Pillowtex Corp. *	0
264,806	Vlasic Foods International Inc. (b) *	5,296

	TOTAL ESCROWED SHARES (Cost - $0)	5,296

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
PREFERRED STOCK - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
30,000	Delphi Trust I, Cumuiative Trust Preferred Securities, 8.250% *	$165,000

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
439	TCR Holdings Corp., Class B Shares (b)(e) *	1
241	TCR Holdings Corp., Class C Shares (b)(e) *	0
636	TCR Holdings Corp., Class D Shares (b)(e) *	1
1,316	TCR Holdings Corp., Class E Shares (b)(e) *	1

	TOTAL FINANCIALS	3

	TOTAL PREFERRED STOCK (Cost - $798,156)	165,003

CONVERTIBLE PREFERRED STOCKS - 0.6%
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
897	Alamosa Holdings Inc., Series B, 7.500% due 7/31/13 (Cost - $291,525)	1,235,393

WARRANTS
WARRANTS - 0.1%
315	American Tower Corp., Class A Shares, Expires 8/1/08(a) *	120,882
250	Brown Jordan International Inc., Expires 8/15/07(a)(b)	2
803,849	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), Expires 3/23/05(b)(e)	502
200	Leap Wireless International Inc., Expires 4/15/10(a)(b)(e)	0
500	Mattress Discounters Co., Expires 7/15/07(a)(b)(e)	0
2,521	Pillowtex Corp., Expires 11/24/09(b)(e) *	3

	TOTAL WARRANTS (Cost - $38,940)	121,389

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $177,527,034)	174,902,894

FACE AMOUNT
SHORT-TERM INVESTMENTS - 7.2%
Repurchase Agreements - 7.2%
$3,796,000	Interest in $484,036,000 joint tri-party repurchase agreement dated 11/30/05 with Morgan Stanley, 4.020% due 12/1/05, Proceeds at maturity - $3,796,424; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.800% due 12/02/05 to 11/05/32; Market value - $3,876,644)	3,796,000
5,000,000	Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05, Proceeds at maturity - $5,000,557; (Fully collateralized by various U.S. Treasury Notes, 4.500% due 11/15/10; Market value - $5,100,040)	5,000,000
5,000,000	Interest in $601,035,000 joint tri-party repurchase agreement dated 11/30/05 with Deustche Bank Securities Inc., 4.010% due 12/1/05, Proceeds at maturity - $5,000,557; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.625% due 12/05/05 to 9/29/25; Market value - $5,100,001)	5,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,796,000)	13,796,000

	TOTAL INVESTMENTS - 98.1% (Cost - $191,323,034#)	188,698,894
	Other Assets in Excess of Liabilities - 1.9%	3,653,756

	TOTAL NET ASSETS - 100.0%	$192,352,650

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Illiquid Security.

(c)	Security is currently in default.

(d)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 86.1%
Argentina - 2.7%
		Republic of Argentina:
551,250		4.005% due 8/3/12 (a)	$487,922
535,000		step bond to yield 9.183% due 12/31/38	172,538
425,000	EUR	9.000% due 6/20/49 (b)	170,366
3,339,326	ARS	Discount Bonds, 5.830% due 12/31/33 (c)	1,212,795
433,000	EUR	Medium-Term Notes, 8.750% due 2/4/49 (b)	173,572
535,000		Series GDP, zero coupon, 0.000% due 12/15/35 (a)	25,680
9,470,522	ARS	Series PGDP, zero coupon, 0.000% due 12/15/35 (a)	143,432

		Total Argentina	2,386,305

Brazil - 21.6%
		Federative Republic of Brazil:
2,260,000		11.000% due 8/17/40	2,784,320
9,420,000		Collective Action Securities, 8.000% due 1/15/18	9,905,130
6,320,410		DCB, Series L, 5.250% due 4/15/12 (a)	6,213,753

		Total Brazil	18,903,203

Bulgaria - 1.4%
1,050,000		Republic of Bulgaria, 8.250% due 1/15/15 (d)	1,263,938

Chile - 1.6%
		Republic of Chile:
225,000		7.125% due 1/11/12	249,659
225,000		5.500% due 1/15/13	231,029
950,000		Collective Action Securities, 4.630% due 1/28/08 (a)	954,987

		Total Chile	1,435,675

China - 0.5%
430,000		People’s Republic of China, Bonds, 4.750% due 10/29/13	420,406

Colombia - 5.0%
		Republic of Colombia:
225,000		10.750% due 1/15/13	278,494
1,240,000		11.750% due 2/25/20	1,709,650
665,000		8.125% due 5/21/24	702,240
1,280,000		10.375% due 1/28/33	1,650,560

		Total Colombia	4,340,944

Costa Rica - 0.3%
250,000		Republic of Costa Rica, 8.050% due 1/31/13 (d)	268,750

Ecuador - 1.3%
1,260,000		Republic of Ecuador, step bond to yield 10.825% due 8/15/30	1,162,350

El Salvador - 0.7%
560,000		Republic of El Salvador, 7.750% due 1/24/23 (d)	613,200

Malaysia - 2.5%
		Federation of Malaysia:
350,000		8.750% due 6/1/09	392,598
1,600,000		7.500% due 7/15/11	1,793,390

		Total Malaysia	2,185,988

Mexico - 14.4%
		United Mexican States:
1,515,000		11.375% due 9/15/16	2,225,156
1,725,000		8.125% due 12/30/19	2,117,437
		Series A, Notes:

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT†	SECURITY	VALUE
Mexico - 14.4% (continued)
3,660,000	6.375% due 1/16/13	$3,878,685
2,490,000	6.625% due 3/3/15	2,691,690
925,000	8.000% due 9/24/22	1,131,969
450,000	Series XW, 10.375% due 2/17/09	520,875

	Total Mexico	12,565,812

Panama - 3.2%
	Republic of Panama:
525,000	7.250% due 3/15/15	555,450
595,000	9.375% due 1/16/23	734,825
175,000	8.875% due 9/30/27	205,406
670,000	9.375% due 4/1/29	829,125
458,172	PDI, 4.688% due 7/17/16 (a)	447,863

	Total Panama	2,772,669

Peru - 4.8%
	Republic of Peru:
425,000	9.875% due 2/6/15	529,125
375,000	8.750% due 11/21/33	440,625
2,435,300	FLIRB, 5.000% due 3/7/17 (a)	2,334,844
425,000	Global Bonds, 7.350% due 7/21/25	439,238
492,000	PDI, 5.000% due 3/7/17 (a)	476,932

	Total Peru	4,220,764

Philippines - 4.6%
	Republic of the Philippines:
425,000	8.375% due 2/15/11	453,688
275,000	8.250% due 1/15/14	291,830
375,000	8.875% due 3/17/15	414,609
400,000	9.375% due 1/18/17	451,250
1,530,000	10.625% due 3/16/25	1,876,124
500,000	Senior Notes, 9.500% due 2/2/30	562,813

	Total Philippines	4,050,314

Poland - 1.1%
915,000	Republic of Poland, Unsubordinated Notes, 5.250% due 1/15/14	924,630

Russia - 4.8%
	Russian Federation:
915,000	8.250% due 3/31/10 (d)	975,619
1,710,000	11.000% due 7/24/18	2,528,662
65,000	12.750% due 6/24/28	118,625
525,000	step bond to yield 5.627% due 3/31/30 (d)	587,672

	Total Russia	4,210,578

South Africa - 1.6%
	Republic of South Africa:
75,000	9.125% due 5/19/09	84,188
1,200,000	6.500% due 6/2/14	1,293,000

	Total South Africa	1,377,188

Turkey - 6.7%
	Republic of Turkey:
75,000	11.750% due 6/15/10	92,156
375,000	11.500% due 1/23/12	474,375
250,000	11.000% due 1/14/13	315,938
600,000	7.250% due 3/15/15	624,750
850,000	7.000% due 6/5/20	841,500

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT†	SECURITY	VALUE
Turkey - 6.7% (continued)
375,000	7.375% due 2/5/25	$375,938
1,525,000	11.875% due 1/15/30	2,268,437
750,000	Collective Action Security, 9.500% due 1/15/14	890,625

	Total Turkey	5,883,719

Ukraine - 1.3%
	Republic of Ukraine:
625,000	7.343% due 8/5/09 (a)(d)	676,563
420,000	7.650% due 6/11/13 (d)	455,700

	Total Ukraine	1,132,263

Uruguay - 1.1%
	Republic of Uruguay, Benchmark Bonds:
400,000	7.500% due 3/15/15	399,500
550,510	7.875% due 1/15/33 (c)	532,618

	Total Uruguay	932,118

Venezuela - 4.9%
	Bolivarian Republic of Venezuela:
525,000	5.375% due 8/7/10	500,062
2,577,000	8.500% due 10/8/14	2,768,342
825,000	7.650% due 4/21/25	811,594
175,000	Collective Action Security, 10.750% due 9/19/13	210,875

	Total Venezuela	4,290,873

	TOTAL SOVEREIGN BONDS (Cost - $71,295,112)	75,341,687

CORPORATE BONDS & NOTES - 10.2%
Chile - 0.4%
400,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	406,581

Malaysia - 0.4%
300,000	Petronas Capital Ltd., 7.875% due 5/22/22 (d)	367,676

Mexico - 4.9%
	Pemex Project Funding Master Trust:
350,000	8.500% due 2/15/08	374,413
625,000	9.125% due 10/13/10	720,312
100,000	8.000% due 11/15/11	112,000
775,000	7.375% due 12/15/14	856,762
1,200,000	9.500% due 3/30/18 (d)	1,530,000
525,000	9.500% due 9/15/27 (d)	693,000

	Total Mexico	4,286,487

Russia - 4.5%
3,125,000	Gaz Capital SA, 8.625% due 4/28/34 (d)	3,920,313

	TOTAL CORPORATE BONDS & NOTES (Cost - $8,696,382)	8,981,057

WARRANTS
WARRANTS - 0.3%
4,820	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 *	137,370
17,000	United Mexican States, Series Xw05, Expires 11/9/06 *	42,500
14,000	United Mexican States, Series Xw10, Expires 10/10/06 *	46,900

See Notes to Schedule of Investments.

SALOMON BROTHERS INSTITUTIONAL EMERGING MARKETS DEBT FUND

Schedule of Investments (unaudited) (continued)	November 30, 2005

WARRANTS		SECURITY	VALUE
WARRANTS - 0.3% (continued)
10,000		United Mexican States, Series Xw20, Expires 9/1/06 *	$48,500

		TOTAL WARRANTS (Cost - $108,250)	275,270

CONTRACTS
PURCHASED OPTIONS - 0.2%
United States - 0.2%
2,000,000	EUR	Argentina, Call @ $30.00, expires 8/22/06	80,172
2,000,000	EUR	Argentina, Call @ $30.00, expires 9/27/06	80,172

		TOTAL PURCHASED OPTIONS (Cost - $171,386)	160,344

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $80,271,130)	84,758,358

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
$953,000		Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05, Proceeds at maturity - $953,106; (Fully collateralized by various U.S. Treasury Notes, 4.500% due 11/15/10; Market value - $972,068) (Cost - $953,000)	953,000

		TOTAL INVESTMENTS - 97.9% (Cost - $81,224,130#)	85,711,358
		Other Assets in Excess of Liabilities - 2.1%	1,821,997

		TOTAL NET ASSETS - 100.0%	$87,533,355

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.

(b)	Security is currently in default.

(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DCB	— Debt Conversion Bond
EUR	— Euro Currency
FLIRB	— Front-Loaded Interest Reduction Bonds
PDI	— Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Institutional High Yield Bond Fund (“High Yield Bond Fund”) and Salomon Brothers Institutional Emerging Markets Debt Fund (“Emerging Markets Debt Fund”) are funds constituting the Salomon Brothers Institutional Series Funds Inc. (“Series”). The Series is an open-end investment company incorporated in Maryland on January 19, 1996.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market, When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/depreciation
High Yield Bond Fund	$6,500,861	$(9,125,001)	$(2,624,140)
Emerging Markets Debt Fund	4,735,691	(248,463)	4,487,228

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Institutional Series Funds Inc

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 30, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 30, 2006